Judicial Deposits - Summary of Detailed Information About Changes In Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Judicial Deposits [Abstract]
Deposits - Beggining balance	R$ 333,577	R$ 319,433
New deposits	2,542	19,691
Redemptions	(7,556)	(13,948)
Interests	13,352	13,780
Write-offs for expenses	(4,660)	(5,379)
Deposits - Ending balance	R$ 337,255	R$ 333,577